NATURE OF THE BUSINESS (Details)					9 Months Ended	12 Months Ended
	Apr. 27, 2021 USD ($) shares	Apr. 13, 2021 $ / shares shares	Oct. 20, 2020 shares	Oct. 14, 2020 shares	Sep. 26, 2020 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 02, 2021 $ / shares shares	Apr. 22, 2021 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares authorized		500,000,000				500,000,000	500,000,000	900,000,000	900,000,000
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock split ratio		109,673,709
Issuance of common stock (in shares)			21,666,653	21,666,653	758,694	758,694	3,548,568
IPO
Business Acquisition [Line Items]
Issuance of common stock (in shares)	23,000,000
Net proceeds from the IPO | $	$ 399.3
Underwriters Option
Business Acquisition [Line Items]
Issuance of common stock (in shares)	3,000,000
Subsequent Event
Business Acquisition [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value | $ / shares		$ 0.0001
Stock split ratio		109,673,709